Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Note 11: Commitments and contingencies
Legal contingencies
On April 12, 2018, a class-action lawsuit was filed against
DDI-US
demanding a return of unfair benefit under the pretext that the Company’s social casino games are not legal in the State of Washington, United States. Similar class-action lawsuits were concurrently filed with certain of our competitors, certain of which, announced settlements which the court has recently approved.
In August 2018, we filed a Motion to Compel Arbitration, which was denied and immediately appealed in December 2018. We were granted a Motion to Stay pending appeal in February 2019. In October 2019, a court date was issued and subsequently abated as the Ninth Circuit Appeals court hears the oral arguments and a resolution of appeal is determined in a similar case with one of our competitors. On January 29, 2020, the Ninth Circuit affirmed the District Court’s denial of arbitration, thereby denying our appeal to compel arbitration. The case is now in District Court. On June 17, 2020, we filed a motion in the United States District Court for the Western District of Washington, which, if granted, would certify certain questions of state law to the Washington State Supreme Court for interpretation in accordance with applicable state law. On August 11, 2020, the District Court denied
DDI-US’s
motion to certify certain questions to the Washington State Supreme Court. We subsequently filed a motion for reconsideration of this ruling. On August 13, 2020,
DDI-US
filed a motion to strike the plaintiffs’ nationwide class allegations, which was noted for consideration on October 2, 2020. On September 10, 2020,
DDI-US
filed a motion to dismiss under Fed. R. Civ P. 12 (B)(1) and a motion to abstain asking the District Court to stay this lawsuit pending the resolution of a Declaratory Judgment action filed by
DDI-US
(and IGT) in the Washington State Superior Court seeking a ruling on certain relevant issues under Washington state law, which was noted for consideration on October 2, 2020. No date for a hearing on these motions has been set. Additional discovery has continued, including but not limited to, our issuance of discovery to plaintiffs. On January 15, 2021, our motion for reconsideration was denied. On February 25, 2021, plaintiffs filed a motion for class certification and for preliminary injunction. On March 19, 2021, our motion to strike the nationwide class allegations was denied. Discovery in the federal court case has commenced and is continuing. A trial date has been set for November 1, 2021. We dispute any allegation of wrongdoing and will continue to vigorously defend ourselves in these matters.
The case is subject to significant uncertainties and, therefore, determining the likelihood of a loss and/or the measurement of any loss or range of loss cannot be reasonably estimated. We evaluated (1) the facts and circumstances known to us, including information regarding settlements and other relevant events and developments, (2) the advice and analyses of counsel and (3) the assumptions and judgement of management, all of which involve a series of complex judgments about future events. As a result, no amount has been recorded in connection with this lawsuit.
The future outcome of this matter could be material to our operating results and cash flows in a future period. Legal costs associated with our legal proceedings are expensed as incurred.
Publishing and license agreements
DoubleU Games
We entered into the DoubleU Games License Agreement on March 7, 2018, and it was subsequently amended on July 1, 2019 and November 27, 2019. Pursuant to the DoubleU Games License Agreement, DoubleU Games grants us an exclusive license to develop and distribute certain DoubleU Games social casino game titles and sequels thereto in the social online game field of use. We are obligated to pay a royalty license fee to DoubleU Games in connection with these rights, with certain customary terms and conditions. The agreement remains in effect until either DUG no longer holds an interest, directly or indirectly, in DDI, or DDI no longer holds an interest, directly or indirectly, in
DDI-US.
In such event, the agreement provides that the parties will mutually renegotiate the terms of the agreement. As of December 31, 2020, we licensed approximately 32 game titles under the terms of this agreement.
International Gaming Technologies (“IGT”)
In 2017, we entered into a Game Development, Distribution, and Services Agreement with IGT. Under the terms of the agreement, IGT will deliver game assets so that the we can port (a process of converting the assets into functioning slot games by platform) the technology for inclusion in our gaming apps. The agreement includes game assets that are used to create new games. Under the agreement, we paid IGT an initial royalty rate of 10% of revenue for their proprietary assets and 15% of revenue for third-party game asset types. Effective January 1, 2019, we amended the agreement to revise the royalty rate for proprietary game asset types to 7.5% of revenue. The initial term of the agreement is ten (10) years with up to two additional five-year periods. Costs incurred in connection with this agreement for the years ended December 31, 2020 and 2019 totaled $13.5 million and $11.5 million, respectively, and are recognized as a component of cost of revenue.